Post-employment benefits (Details 4) R$ in Millions	12 Months Ended
	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
2024	R$ 2,067
2025	1,917
2026	1,982
2027	2,018
2028	2,041
2029 to 2033	R$ 10,857
Funbep Fundo De Pensao Multipatrocinado [Member]
IfrsStatementLineItems [Line Items]
Duration	9 years 5 months 1 day	[1]
2024	R$ 1,185
2025	1,131
2026	1,173
2027	1,210
2028	1,243
2029 to 2033	R$ 6,649
Fundacao Itau Unibanco Previdencia Complementar [Member]
IfrsStatementLineItems [Line Items]
Duration	8 years 8 months 23 days	[1]
2024	R$ 685
2025	704
2026	721
2027	738
2028	754
2029 to 2033	R$ 3,963
Other Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
Duration	7 years 4 months 2 days	[1]
2024	R$ 197
2025	82
2026	88
2027	70
2028	44
2029 to 2033	245
Other Post Employment Benefits [Member] | Actuarial Assumption Of Interest Rates [Member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	25	[2]
Decrease in assumptions	(28)	[2]
Other Post Employment Benefits [Member] | Actuarial Assumption Of Interest Rates [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(25)
Decrease in assumptions	28
Other Post Employment Benefits [Member] | Actuarial assumption of mortality rates [member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	12	[2]
Decrease in assumptions	(12)	[2]
Other Post Employment Benefits [Member] | Actuarial assumption of mortality rates [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(12)
Decrease in assumptions	12
Other Post Employment Benefits [Member] | Actuarial assumption of medical cost trend rates [member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(61)	[2]
Decrease in assumptions	52	[2]
Other Post Employment Benefits [Member] | Actuarial assumption of medical cost trend rates [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	61
Decrease in assumptions	(52)
Defined Benefit Plans And Variable Contribution Plans [Member] | Actuarial Assumption Of Interest Rates [Member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	319	[2]
Decrease in assumptions	(347)	[2]
Defined Benefit Plans And Variable Contribution Plans [Member] | Actuarial Assumption Of Interest Rates [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(870)
Decrease in assumptions	941
Defined Benefit Plans And Variable Contribution Plans [Member] | Actuarial assumption of mortality rates [member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	98	[2]
Decrease in assumptions	(103)	[2]
Defined Benefit Plans And Variable Contribution Plans [Member] | Actuarial assumption of mortality rates [member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(262)
Decrease in assumptions	R$ 274

[1]	Average duration of plan´s actuarial liabilities.
[2]	Net of effects of asset ceiling